16. Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined, except as disclosed herein, that there were no other such events requiring recognition or disclosure in the financial statements.

During the first quarter of 2016, the Company received total proceeds of $3.5 million in connection with the APA financing arrangement. The APA provided for the issuance of certain warrants to purchase a number of share of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The Warrant has a five-year term and is exercisable commencing March 31, 2016. The exercise price per share under the Warrant is the lessor of $0.20 or 120% of the Capital Raise price, in the event there is a Capital Raise. If the APA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant under the same terms as the Warrant.